COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2026
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

11.	COMMITMENTS AND CONTINGENCIES

In June 2024, funds managed by FourWorld Capital Management LLC (“FourWorld”) initiated proceedings before the Antwerp Enterprise Court (Belgium) (the “Court”) regarding the resolution of the deadlock within former Euronav NV and former Euronav NV’s acquisition of CMB.TECH NV in 2023. FourWorld is seeking rescission of the transactions and damages from CMB and Frontline. In March 2026, the Court rejected FourWorld’s document production request and dismissed certain ancillary claims. The case is now expected to proceed to the merits stage. The Company considers the claims to be without merit and will continue to defend itself vigorously against them.

The Company has entered into forward bunker purchase arrangements through TFG Marine, a related party, which obligate the Company to purchase and take delivery of minimum quantities of high sulfur bunker fuel, at fixed prices, over the period from May 2026 to July 2026. As of June 30, 2026, the total remaining commitment amounted to $6.7 million all of which is expected to be paid in 2026.

Refer to Note 6 for details of commitments relating to newbuildings.